UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 93 data records

Form 13F Information Table Value Total:   92919(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1327    15300 SH       Sole                                      15300
AT&T Corp.                     COM              00206r102     1069    37364 SH       Sole                                      37364
Abbott Laboratories            COM              002824100     1323    25315 SH       Sole                                      25315
Ace Limited                    COM              h0023r105      951    16325 SH       Sole                     2300             14025
Alliant Energy Corp.           COM              018802108     1043    28685 SH       Sole                                      28685
Altria Group Inc.              COM              02209s103      971    40400 SH       Sole                                      40400
Amgen, Inc.                    COM              031162100      535     9690 SH       Sole                     2100              7590
Anadarko Petroleum Corporation COM              032511107     1997    34997 SH       Sole                     1300             33697
Apache                         COM              037411105     1429    14609 SH       Sole                      200             14409
Apple Computer                 COM              037833100     2958    10423 SH       Sole                      300             10123
Assurant, Inc.                 COM              04621x108      455    11160 SH       Sole                      800             10360
Bank of America Corp           COM              060505104      411    31306 SH       Sole                      687             30619
Barrick Gold                   COM              067901108      206     4450 SH       Sole                                       4450
Baxter International           COM              071813109      550    11510 SH       Sole                     1000             10510
Becton Dickinson & Co.         COM              075887109     1388    18720 SH       Sole                      500             18220
Berkshire Hathaway Cl. B       COM              084670207     1154    13950 SH       Sole                     1800             12150
Bristol-Myers Squibb Co.       COM              110122108      430    15850 SH       Sole                                      15850
Bucyrus International, Inc.    COM              118759109      617     8885 SH       Sole                                       8885
CVS Corp Com                   COM              126650100      575    18270 SH       Sole                     1400             16870
Celgene Corporation            COM              151020104      911    15800 SH       Sole                     1600             14200
Cenovus Energy Inc             COM              15135u109      471    16350 SH       Sole                     1100             15250
Central Fund of Canada Limited COM              153501101      412    24800 SH       Sole                                      24800
Central GoldTrust              COM              153546106     3223    63940 SH       Sole                     4200             59740
CenturyLink                    COM              156700106     1570    39775 SH       Sole                     5000             34775
Cephalon Inc.                  COM              156708109      684    10945 SH       Sole                      600             10345
Chevron Corp.                  COM              166764100     1196    14748 SH       Sole                                      14748
Chubb Corp.                    COM              171232101     1094    19185 SH       Sole                     3350             15835
Church & Dwight Co.            COM              171340102      316     4859 SH       Sole                                       4859
Cisco Systems Inc.             COM              17275R102      277    12625 SH       Sole                     1200             11425
Citigroup                      COM              172967101       40    10200 SH       Sole                                      10200
Clarcor Inc                    COM              179895107      331     8550 SH       Sole                                       8550
Clarient, Inc.                 COM              180489106     1276   377300 SH       Sole                                     377300
Coca-Cola Co.                  COM              191216100      607    10357 SH       Sole                     2400              7957
Colgate Palmolive Co.          COM              194162103     2304    29965 SH       Sole                     1200             28765
Collection House               COM              Q2621Z109       28    35000 SH       Sole                                      35000
ConocoPhillips                 COM              20825c104     1788    31125 SH       Sole                                      31125
CopyTele Inc                   COM              217721109        4    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      942    20125 SH       Sole                                      20125
Cross Timbers Royalty Trust    COM              22757r109      284     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      542    55222 SH       Sole                     8000             47222
Del Monte                      COM              24522p103      528    40245 SH       Sole                     1300             38945
E. I. du Pont de Nemours       COM              263534109     2114    47375 SH       Sole                     3600             43775
EMC Corp.                      COM              268648102      779    38355 SH       Sole                     1200             37155
Eldorado Gold Corp.            COM              284902103      228    12300 SH       Sole                                      12300
Exxon Mobil                    COM              30231G102     2683    43414 SH       Sole                     2100             41314
FLIR Systems, Inc              COM              302445101      785    30525 SH       Sole                     3600             26925
Fastenal                       COM              311900104      330     6200 SH       Sole                                       6200
Fiserv Inc.                    COM              337738108      358     6637 SH       Sole                     1500              5137
Freeport McMoran CP & GLD Cl B COM              35671D857      809     9472 SH       Sole                      100              9372
Frontier Communications        COM              35906a108      261    31830 SH       Sole                       96             31734
General Dynamics               COM              369550108     1754    27915 SH       Sole                      200             27715
Gilead Sciences Inc.           COM              375558103     1026    28800 SH       Sole                     3750             25050
Google, Inc.                   COM              38259p508      388      737 SH       Sole                      100               637
Halliburton Co.                COM              406216101      649    19620 SH       Sole                                      19620
Hansen Nat Corp.               COM              411310105      531    11370 SH       Sole                      375             10995
Harris Cp                      COM              413875105     1254    28305 SH       Sole                     2700             25605
Hewlett Packard Co.            COM              428236103      234     5545 SH       Sole                      600              4945
IBM Corp.                      COM              459200101     2128    15859 SH       Sole                      600             15259
Integrys Energy Group          COM              45822p105     1953    37500 SH       Sole                     2300             35200
Intel Corp.                    COM              458140100     2061   107316 SH       Sole                     3400            103916
Johnson & Johnson              COM              478160104     2665    43012 SH       Sole                     1900             41112
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2760    75532 SH       Sole                     3700             71832
Market Vectors ETF Tr Gold Min COM              57060u100     1886    33720 SH       Sole                     1500             32220
Market Vectors ETF Tr Jr Gold  COM              57060U589      208     6200 SH       Sole                                       6200
Marshall & Ilsley Corp.        COM              571837103     1004   142589 SH       Sole                                     142589
McDonalds Corp.                COM              580135101      619     8300 SH       Sole                      300              8000
Medco Health Solutions         COM              58405u102      593    11383 SH       Sole                      800             10583
Merge Technologies             COM              589981109      143    49000 SH       Sole                                      49000
Monsanto Company               COM              61166w101      402     8370 SH       Sole                                       8370
Nestle S A Reg B ADR           COM              641069406     2232    41650 SH       Sole                     2900             38750
Newmont Mining                 COM              651639106     1811    28825 SH       Sole                                      28825
NovaGold Resources Inc.        COM              66987e206      219    25000 SH       Sole                                      25000
Occidental Petroleum Corp.     COM              674599105     1084    13840 SH       Sole                     1050             12790
Oracle Systems Corp.           COM              68389X105      373    13860 SH       Sole                                      13860
Penn West Energy Trust         COM              707885109      467    23250 SH       Sole                                      23250
Pepsico, Inc.                  COM              713448108     2242    33743 SH       Sole                     1200             32543
Pfizer, Inc.                   COM              717081103     1014    59045 SH       Sole                                      59045
Philip Morris International    COM              718172109      882    15730 SH       Sole                                      15730
Potash Corporation of Saskatch COM              73755l107      244     1690 SH       Sole                                       1690
Procter & Gamble Co.           COM              742718109     2868    47822 SH       Sole                     2092             45730
Qwest Comm. Intl               COM              749121109     1028   163800 SH       Sole                                     163800
Republic Services, Inc.        COM              760759100     1343    44045 SH       Sole                     4000             40045
Schlumberger Ltd.              COM              806857108     1408    22850 SH       Sole                                      22850
Stericycle Inc                 COM              858912108     1626    23400 SH       Sole                      600             22800
Transocean Inc.                COM              h8817h100      295     4575 SH       Sole                      700              3875
UltraShort S&P Proshares ETF   COM              74347r883      208     7000 SH       Sole                                       7000
Unilever                       COM              904767704      671    23050 SH       Sole                     3000             20050
United Technologies Corp.      COM              913017109      668     9365 SH       Sole                     1300              8065
Varian Medical Sys Inc.        COM              92220P105      287     4740 SH       Sole                      600              4140
Verizon Communications         COM              92343V104     2766    84850 SH       Sole                     3400             81450
Vista Gold                     COM              927926204       88    34000 SH       Sole                                      34000
Walgreen Co.                   COM              931422109      319     9500 SH       Sole                                       9500